UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2004

Item 1. Reports to Stockholders

Fidelity®

Magellan®

Fund

Semiannual Report

September 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending December 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's website at http://www.fidelity.com/holdings.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including the possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period* April 1, 2004 to September 30, 2004
Actual	$ 1,000.00	$ 979.80	$ 3.18
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.75	$ 3.25

*Expenses are equal to the Fund's annualized expense ratio of .64%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of September 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	3.7	3.6
Citigroup, Inc.	3.7	4.6
General Electric Co.	3.7	3.1
Microsoft Corp.	3.3	2.7
Viacom, Inc. Class B (non-vtg.)	2.7	2.9
Pfizer, Inc.	2.6	2.7
Exxon Mobil Corp.	2.4	2.1
Home Depot, Inc.	2.2	1.9
Bank of America Corp.	2.0	1.7
Johnson & Johnson	1.8	1.8
	28.1
Top Five Market Sectors as of September 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.2	23.8
Consumer Discretionary	16.5	16.8
Information Technology	15.6	16.1
Health Care	12.0	12.5
Energy	9.8	8.5
Asset Allocation (% of fund's net assets)
As of September 30, 2004 *		As of March 31, 2004 **
	Stocks 98.7%		Stocks 98.8%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	3.3%	** Foreign investments	3.1%

Semiannual Report

Investments September 30, 2004

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.5%
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.	6,947,400	$ 194,736
Starwood Hotels & Resorts Worldwide, Inc. unit	4,023,827	186,786
		381,522
Household Durables - 0.3%
Centex Corp.	1,000,000	50,460
Leggett & Platt, Inc.	4,950,000	139,095
		189,555
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	726,900	29,701
eBay, Inc. (a)	100,000	9,194
IAC/InterActiveCorp (a)(c)	4,000,000	88,080
		126,975
Media - 7.8%
Clear Channel Communications, Inc.	18,532,854	577,669
Comcast Corp.:
Class A (a)	6,256,359	176,680
Class A (special) (a)	3,086,600	86,178
Cox Communications, Inc. Class A (a)	1,914,400	63,424
EchoStar Communications Corp. Class A (a)	2,400,000	74,688
Fox Entertainment Group, Inc. Class A (a)	4,000,000	110,960
Gannett Co., Inc.	1,492,300	124,995
Liberty Media Corp. Class A (a)	6,000,000	52,320
Liberty Media International, Inc. Class A (a)	300,000	10,009
McGraw-Hill Companies, Inc.	666,000	53,074
News Corp. Ltd. ADR (c)	5,300,000	174,211
Omnicom Group, Inc.	3,401,576	248,519
Time Warner, Inc. (a)	46,386,854	748,684
Tribune Co.	1,733,922	71,351
Univision Communications, Inc. Class A (a)	2,090,000	66,065
Viacom, Inc. Class B (non-vtg.)	49,259,937	1,653,163
Walt Disney Co.	19,701,500	444,269
XM Satellite Radio Holdings, Inc. Class A (a)	1,000,000	31,020
		4,767,279
Multiline Retail - 1.0%
Federated Department Stores, Inc.	1,447,300	65,751
JCPenney Co., Inc.	1,500,000	52,920
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Kohl's Corp. (a)(c)	2,400,000	$ 115,656
Target Corp.	7,700,000	348,425
		582,752
Specialty Retail - 5.9%
AutoNation, Inc. (a)	6,330,427	108,124
Best Buy Co., Inc. (c)	8,348,900	452,844
Gap, Inc.	2,869,300	53,656
Home Depot, Inc.	33,762,500	1,323,490
Lowe's Companies, Inc.	17,915,000	973,680
Office Depot, Inc. (a)	9,843,800	147,952
Staples, Inc.	13,962,000	416,347
TJX Companies, Inc.	7,000,000	154,280
		3,630,373
Textiles Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	5,095,600	192,206
NIKE, Inc. Class B	3,198,500	252,042
		444,248
TOTAL CONSUMER DISCRETIONARY		10,122,704
CONSUMER STAPLES - 7.5%
Beverages - 1.5%
PepsiCo, Inc.	8,724,700	424,457
The Coca-Cola Co.	12,166,100	487,252
		911,709
Food & Staples Retailing - 2.6%
CVS Corp.	12,348,686	520,250
Safeway, Inc. (a)	914,000	17,649
Wal-Mart Stores, Inc.	20,387,840	1,084,633
		1,622,532
Household Products - 2.0%
Colgate-Palmolive Co.	2,379,700	107,515
Kimberly-Clark Corp.	3,000,000	193,770
Procter & Gamble Co.	16,900,000	914,628
		1,215,913
Personal Products - 0.7%
Gillette Co.	10,906,200	455,225
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.7%
Altria Group, Inc.	9,266,400	$ 435,891
TOTAL CONSUMER STAPLES		4,641,270
ENERGY - 9.8%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	8,321,000	363,794
BJ Services Co.	700,000	36,687
Cooper Cameron Corp. (a)	1,795,500	98,465
Diamond Offshore Drilling, Inc. (c)	1,000,000	32,990
GlobalSantaFe Corp.	700,000	21,455
Halliburton Co.	5,299,600	178,544
Nabors Industries Ltd. (a)	1,900,000	89,965
Noble Corp. (a)	300,000	13,485
Pride International, Inc. (a)	1,500,000	29,685
Schlumberger Ltd. (NY Shares)	9,688,100	652,106
Smith International, Inc. (a)	278,600	16,919
Transocean, Inc. (a)	3,812,563	136,414
Weatherford International Ltd. (a)	2,020,000	103,060
		1,773,569
Oil & Gas - 6.9%
Anadarko Petroleum Corp.	1,600,000	106,176
Apache Corp.	4,803,210	240,689
BP PLC sponsored ADR	5,068,842	291,610
Burlington Resources, Inc.	9,559,850	390,042
ChevronTexaco Corp.	20,400,000	1,094,256
ConocoPhillips	4,552,059	377,138
Devon Energy Corp.	621,600	44,140
EnCana Corp.	400,000	18,498
Exxon Mobil Corp.	30,910,336	1,493,897
Occidental Petroleum Corp.	3,021,400	168,987
		4,225,433
TOTAL ENERGY		5,999,002
FINANCIALS - 23.2%
Capital Markets - 3.2%
Bank of New York Co., Inc.	4,604,400	134,310
Charles Schwab Corp.	5,425,000	49,856
Goldman Sachs Group, Inc.	5,148,500	480,046
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Greenhill & Co., Inc.	26,800	$ 632
Lehman Brothers Holdings, Inc.	1,500,000	119,580
Merrill Lynch & Co., Inc.	9,542,900	474,473
Morgan Stanley	14,650,970	722,293
		1,981,190
Commercial Banks - 5.4%
Bank of America Corp.	28,703,908	1,243,740
Fifth Third Bancorp	2,550,000	125,511
Synovus Financial Corp.	3,959,775	103,548
U.S. Bancorp, Delaware	7,510,674	217,058
Wachovia Corp.	13,622,994	639,600
Wells Fargo & Co.	16,655,000	993,138
		3,322,595
Consumer Finance - 1.8%
American Express Co.	16,183,300	832,793
MBNA Corp.	10,399,950	262,079
		1,094,872
Diversified Financial Services - 5.4%
Citigroup, Inc.	51,555,653	2,274,635
J.P. Morgan Chase & Co.	26,494,608	1,052,631
		3,327,266
Insurance - 5.5%
ACE Ltd.	1,000,000	40,060
AFLAC, Inc.	4,047,000	158,683
Allstate Corp.	2,100,000	100,779
American International Group, Inc.	33,658,570	2,288,446
Berkshire Hathaway, Inc. Class A (a)	557	48,264
Hartford Financial Services Group, Inc.	3,000,000	185,790
MetLife, Inc.	6,000,000	231,900
St. Paul Travelers Companies, Inc.	6,558,817	216,834
W.R. Berkley Corp.	825,000	34,782
XL Capital Ltd. Class A	600,000	44,394
		3,349,932
Real Estate - 0.3%
Equity Office Properties Trust	2,786,400	75,929
Equity Residential (SBI)	3,043,000	94,333
		170,262
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	808,007	$ 31,827
Fannie Mae	13,351,900	846,510
Golden West Financial Corp., Delaware	1,100,000	122,045
		1,000,382
TOTAL FINANCIALS		14,246,499
HEALTH CARE - 12.0%
Biotechnology - 1.8%
Amgen, Inc. (a)	2,002,230	113,486
Biogen Idec, Inc. (a)	3,075,000	188,098
Charles River Laboratories International, Inc. (a)	1,204,700	55,175
Genentech, Inc. (a)	8,184,000	429,005
Genzyme Corp. - General Division (a)	1,300,000	70,733
Gilead Sciences, Inc. (a)	3,800,000	142,044
MedImmune, Inc. (a)	1,000,000	23,700
Millennium Pharmaceuticals, Inc. (a)	1,700,000	23,307
OSI Pharmaceuticals, Inc. (a)	1,000,000	61,460
		1,107,008
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	3,200,000	102,912
Boston Scientific Corp. (a)	4,588,500	182,301
Medtronic, Inc.	10,200,000	529,380
St. Jude Medical, Inc. (a)	900,000	67,743
Thermo Electron Corp. (a)	2,471,500	66,780
Waters Corp. (a)	3,698,600	163,108
		1,112,224
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	9,499,336	415,786
UnitedHealth Group, Inc.	6,559,400	483,690
		899,476
Pharmaceuticals - 6.9%
Abbott Laboratories	9,046,500	383,210
Allergan, Inc.	250,000	18,138
Eli Lilly & Co.	1,200,000	72,060
Forest Laboratories, Inc. (a)	2,100,000	94,458
Johnson & Johnson	19,820,200	1,116,472
Merck & Co., Inc.	9,265,400	305,758
Pfizer, Inc.	51,986,495	1,590,787
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	8,232,700	$ 156,915
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,000,000	77,850
Wyeth	12,428,500	464,826
		4,280,474
TOTAL HEALTH CARE		7,399,182
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	6,195,400	222,167
Lockheed Martin Corp.	4,100,000	228,698
Northrop Grumman Corp.	600,000	31,998
The Boeing Co.	750,000	38,715
United Technologies Corp.	2,100,000	196,098
		717,676
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	1,400,000	106,288
Building Products - 0.3%
Masco Corp.	5,665,200	195,619
Commercial Services & Supplies - 0.7%
Cendant Corp.	11,300,000	244,080
ChoicePoint, Inc. (a)	839,066	35,786
Ionics, Inc. (a)(c)	360,000	9,720
Manpower, Inc.	851,800	37,897
Republic Services, Inc.	1,600,000	47,616
Robert Half International, Inc.	2,124,900	54,759
		429,858
Electrical Equipment - 0.3%
Aura Systems, Inc. warrants 5/31/05 (a)	37	0
Emerson Electric Co.	2,732,400	169,108
		169,108
Industrial Conglomerates - 6.2%
3M Co.	6,073,640	485,709
General Electric Co.	67,538,400	2,267,939
Tyco International Ltd.	33,869,755	1,038,447
		3,792,095
Machinery - 0.7%
Caterpillar, Inc.	1,000,000	80,450
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	1,000,000	$ 38,870
Illinois Tool Works, Inc.	1,822,300	169,784
Ingersoll-Rand Co. Ltd. Class A	2,568,850	174,605
Trivest 1992 Special Fund Ltd. (e)	26,600,000	266
		463,975
Road & Rail - 0.0%
CSX Corp.	500,000	16,600
TOTAL INDUSTRIALS		5,891,219
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 3.4%
Adtran, Inc.	500,000	11,340
Cisco Systems, Inc. (a)	47,800,000	865,180
Comverse Technology, Inc. (a)	500,000	9,415
Juniper Networks, Inc. (a)	3,600,000	84,960
Motorola, Inc.	19,000,000	342,760
Nortel Networks Corp. (a)	2,550,000	8,670
QUALCOMM, Inc.	11,982,000	467,777
Research in Motion Ltd. (a)	1,027,000	78,416
Scientific-Atlanta, Inc.	200,000	5,184
Telefonaktiebolaget LM Ericsson ADR (a)	7,500,000	234,300
		2,108,002
Computers & Peripherals - 3.1%
Apple Computer, Inc. (a)	400,000	15,500
Brocade Communications Systems, Inc. (a)	3,100,000	17,515
Dell, Inc. (a)	21,800,000	776,080
EMC Corp. (a)	17,516,900	202,145
Hewlett-Packard Co.	11,200,000	210,000
International Business Machines Corp.	7,206,800	617,911
Lexmark International, Inc. Class A (a)	600,000	50,406
Network Appliance, Inc. (a)	500,000	11,500
		1,901,057
Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd. (a)	3,125,000	41,406
Internet Software & Services - 1.2%
Yahoo!, Inc. (a)	21,221,800	719,631
IT Services - 0.5%
First Data Corp.	7,650,000	332,775
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.8%
Altera Corp. (a)	500,000	$ 9,785
Analog Devices, Inc.	5,619,732	217,933
Applied Materials, Inc. (a)	9,000,000	148,410
Freescale Semiconductor, Inc. Class A	3,000,000	42,900
Intel Corp.	38,645,200	775,223
Intersil Corp. Class A	1,069,700	17,040
KLA-Tencor Corp. (a)	3,900,000	161,772
Lam Research Corp. (a)	499,200	10,922
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,422,600	24,437
Texas Instruments, Inc.	14,397,700	306,383
Xilinx, Inc.	1,700,000	45,900
		1,760,705
Software - 4.5%
Adobe Systems, Inc.	1,138,600	56,327
Amdocs Ltd. (a)	500,000	10,915
BEA Systems, Inc. (a)	3,150,000	21,767
FileNET Corp. (a)	550,000	9,603
JAMDAT Mobile, Inc.	55,600	1,283
McAfee, Inc. (a)	1,800,000	36,180
Microsoft Corp.	73,604,200	2,035,156
Oracle Corp. (a)	20,395,000	230,056
Salesforce.com, Inc. (c)	500,000	7,815
SAP AG sponsored ADR	4,900,000	190,855
Siebel Systems, Inc. (a)	4,000,000	30,160
VERITAS Software Corp. (a)	7,040,000	125,312
		2,755,429
TOTAL INFORMATION TECHNOLOGY		9,619,005
MATERIALS - 1.4%
Chemicals - 0.6%
Dow Chemical Co.	4,400,000	198,792
E.I. du Pont de Nemours & Co.	1,900,000	81,320
Lyondell Chemical Co.	901,100	20,239
Praxair, Inc.	1,000,000	42,740
		343,091
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - 0.0%
Packaging Corp. of America	400,000	$ 9,788
Smurfit-Stone Container Corp. (a)	1,100,000	21,307
		31,095
Metals & Mining - 0.3%
Alcoa, Inc.	5,700,000	191,463
Paper & Forest Products - 0.5%
International Paper Co.	5,850,000	236,399
Weyerhaeuser Co.	1,300,000	86,424
		322,823
TOTAL MATERIALS		888,472
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.4%
BellSouth Corp.	12,503,100	339,084
SBC Communications, Inc.	16,177,214	419,799
Verizon Communications, Inc.	18,633,004	733,768
		1,492,651
Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc. Class A (a)	9,700,000	231,248
Vodafone Group PLC sponsored ADR	7,264,500	175,147
		406,395
TOTAL TELECOMMUNICATION SERVICES		1,899,046
TOTAL COMMON STOCKS (Cost $40,857,951)		60,706,399
Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.74% (b),(d) (Cost $1,306,007)	1,306,006,713	1,306,007
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $42,163,958)		62,012,406
NET OTHER ASSETS - (0.8)%		(492,416)
NET ASSETS - 100%		$ 61,519,990
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security or a portion of the security is on loan at period end.
(d) Includes investment made with cash collateral received from securities on loan.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $266,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Trivest 1992 Special Fund Ltd.	7/2/92	$ 0
Income Tax Information

At March 31, 2004, the fund had a capital loss carryforward of approximately $4,395,821,000 of which $1,760,324,000, $2,372,897,000 and $262,600,000 will expire on March 31, 2010, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	September 30, 2004

Assets
Investment in securities, at value (including securities loaned of $206,017) (cost $42,163,958) - See accompanying schedule		$ 62,012,406
Receivable for investments sold		190,531
Receivable for fund shares sold		36,187
Dividends receivable		57,975
Interest receivable		906
Prepaid expenses		38
Other affiliated receivables		342
Other receivables		813
Total assets		62,299,198

Liabilities
Payable for investments purchased	$ 104,895
Payable for fund shares redeemed	427,513
Accrued management fee	21,983
Other affiliated payables	11,681
Other payables and accrued expenses	497
Collateral on securities loaned, at value	212,639
Total liabilities		779,208

Net Assets		$ 61,519,990
Net Assets consist of:
Paid in capital		$ 46,020,967
Undistributed net investment income		270,402
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,619,828)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,848,449
Net Assets, for 634,782 shares outstanding		$ 61,519,990
Net Asset Value, offering price and redemption price per share ($61,519,990 ÷ 634,782 shares)		$ 96.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended September 30, 2004

Investment Income
Dividends		$ 469,335
Interest		2,497
Security lending		551
Total income		472,383

Expenses
Management fee Basic fee	$ 184,141
Performance adjustment	(40,808)
Transfer agent fees	60,229
Accounting and security lending fees	1,319
Non-interested trustees' compensation	168
Depreciation in deferred trustee compensation account	(42)
Custodian fees and expenses	505
Registration fees	64
Audit	217
Legal	77
Miscellaneous	376
Total expenses before reductions	206,246
Expense reductions	(1,491)	204,755
Net investment income (loss)		267,628
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		89,399
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,692,021)
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		(1,692,020)
Net gain (loss)		(1,602,621)
Net increase (decrease) in net assets resulting from operations		$ (1,334,993)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2004	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 267,628	$ 533,299
Net realized gain (loss)	89,399	433,922
Change in net unrealized appreciation (depreciation)	(1,692,020)	15,349,973
Net increase (decrease) in net assets resulting from operations	(1,334,993)	16,317,194
Distributions to shareholders from net investment income	(140,050)	(529,813)
Share transactions Proceeds from sales of shares	2,590,557	8,286,655
Reinvestment of distributions	136,650	517,381
Cost of shares redeemed	(6,529,166)	(11,958,810)
Net increase (decrease) in net assets resulting from share transactions	(3,801,959)	(3,154,774)
Total increase (decrease) in net assets	(5,277,002)	12,632,607

Net Assets
Beginning of period	66,796,992	54,164,385
End of period (including undistributed net investment income of $270,402 and undistributed net investment income of $142,824, respectively)	$ 61,519,990	$ 66,796,992
Other Information Shares
Sold	26,568	90,730
Issued in reinvestment of distributions	1,416	5,704
Redeemed	(67,043)	(128,913)
Net increase (decrease)	(39,059)	(32,479)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30,	Years ended March 31,
	2004	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 99.13	$ 76.69	$ 102.55	$ 104.50	$ 143.26	$ 129.75
Income from Investment Operations
Net investment income (loss) E	.41	.76	.69	.45	.37	.59
Net realized and unrealized gain (loss)	(2.41)	22.44	(25.91)	(1.14)	(34.17)	25.04
Total from investment operations	(2.00)	23.20	(25.22)	(.69)	(33.80)	25.63
Distributions from net investment income	(.21)	(.76)	(.64)	(.46)	(.27)	(.73)
Distributions from net realized gain	-	-	-	(.80)	(4.69)	(11.39)
Total distributions	(.21)	(.76)	(.64)	(1.26)	(4.96)	(12.12)
Net asset value, end of period	$ 96.92	$ 99.13	$ 76.69	$ 102.55	$ 104.50	$ 143.26
Total Return B, C, D	(2.02)%	30.35%	(24.65)%	(.76)%	(24.22)%	21.11%
Ratios to Average Net Assets F
Expenses before expense reductions	.64% A	.70%	.77%	.89%	.89%	.75%
Expenses net of voluntary waivers, if any	.64% A	.70%	.77%	.89%	.89%	.75%
Expenses net of all reductions	.64% A	.70%	.76%	.88%	.88%	.74%
Net investment income (loss)	.84% A	.83%	.82%	.43%	.29%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 61,520	$ 66,797	$ 54,164	$ 77,818	$ 80,190	$ 109,095
Portfolio turnover rate	4% A	13%	21%	15%	24%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Magellan Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The fund is currently closed to most new accounts. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 21,914,376
Unrealized depreciation	(2,322,908)
Net unrealized appreciation (depreciation)	$ 19,591,468
Cost for federal income tax purposes	$ 42,420,938

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,387,129 and $5,065,606, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30%

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,720 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $135 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,149 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $342.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 11, 2004

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MAG-USAN-1104
1.792157.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Magellan Fund's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 12, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 12, 2004